Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Revenue	$ 3,232.6	$ 2,772.7	$ 2,596.2
Cost of sales	2,310.7	2,011.2	1,822.8
Gross profit	919.4	761.5	762.8
Operating expenses	837.2	741.4	684.2
Goodwill impairment charge	0.0	0.0	17.6
Operating income	65.5	20.1	43.0
Interest expense	(28.4)	(25.7)	(27.1)
Investment income	1.0	0.6	1.4
Other income, net	13.5	6.6	8.6
Income before income tax expense (benefit)	51.6	1.6	25.9
Income tax expense (benefit)	16.3	(2.4)	(0.2)
Net income	$ 35.3	$ 4.0	$ 26.1
Earnings per share:
Basic	$ 0.30	$ 0.03	$ 0.22
Diluted	$ 0.30	$ 0.03	$ 0.22
Cost of Sales [Member]
Restructuring costs	$ 2.5	$ 0.0	$ 10.6
Operating Expense [Member]
Operating Expenses - Restructuring costs	$ 16.7	$ 0.0	$ 18.0